Note 13: Loans Payable: Convertible Promissory Notes (cpn) (Details) (USD $)	Aug. 31, 2013
CPN#4
Convertible Debt	$ 111,160
Accrued interest	14,427
CPN#4A
Convertible Debt	16,500
Accrued interest	0.0
CPN#5
Convertible Debt	62,000
Accrued interest	4,654
CPN#6
Convertible Debt	100,000
Accrued interest	12,362
CPN#7
Convertible Debt	25,000
Accrued interest	3,662
CPN#8
Convertible Debt	26,650
Accrued interest	1,595
CPN#9
Convertible Debt	32,500
Accrued interest	862
CPN#10
Convertible Debt	42,500
Accrued interest	1,025
CPN#11
Convertible Debt	37,750
Accrued interest	778
CPN#12
Convertible Debt	27,778
Accrued interest	2,685
CPN#13
Convertible Debt	32,500
Accrued interest	427
CPN#14
Convertible Debt	15,000
Accrued interest	99
CPN#15
Convertible Debt	32,500
Accrued interest	$ 0.0